Commitments and Contingencies (Nuclear Operations) (Narrative) (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Settlement amount awarded from other party			$ 48,000,000
Minimum financial assurance				$ 3,600,000,000
NRC minimum requirement for nuclear power plant licensees				1,060,000,000.00
Maximum assessment for premiums on insurance policy				32,000,000
Maximum assessment for insurance policy				65,000,000
Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables				56,000,000	$ 52,000,000
Maximum
Loss Contingencies [Line Items]
Amount that could be assessed for each licensed reactor				138,000,000
Amount that could be assessed for each licensed reactor per reactor				20,000,000
Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount				13,700,000,000
Nuclear Obligations | Secondary Financial Protection Program
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount	$ 13,700,000,000	$ 13,500,000,000
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Minimum financial assurance				2,100,000,000
Maximum assessment for premiums on insurance policy				33,000,000
Maximum assessment for insurance policy				9,000,000
Virginia Electric and Power Company | Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables				37,000,000	39,000,000
DESC | Non-nuclear Obligation | European Mutual Association
Loss Contingencies [Line Items]
Property insurance coverage				1,000,000
Surry and North Anna
Loss Contingencies [Line Items]
Settlement amount awarded from other party				17,000,000	25,000,000	$ 24,000,000
Millstone
Loss Contingencies [Line Items]
Settlement amount awarded from other party				7,000,000	9,000,000	11,000,000
Summer
Loss Contingencies [Line Items]
Settlement amount awarded from other party				1,000,000	$ 1,000,000	$ 4,000,000
Millstone, Summer, Surry and North Anna
Loss Contingencies [Line Items]
Amount of coverage purchased from commercial insurance pools				450,000,000
Property insurance coverage				$ 1,060,000,000.00